Accumulated other comprehensive income (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accumulated other comprehensive income, net of tax [Abstract]
Unrealized (loss)/gain on marketable securities	$ (443,000,000)	$ 539,000,000
Unrealized gain on foreign exchange	51,000,000	73,000,000
Actuarial loss relating to pension	(57,000,000)	(35,000,000)
Share in unrealized gains from associated companies	1,000,000	0
Unrealized loss on interest rate swaps in VIEs	0	(49,000,000)
Accumulated other comprehensive (loss)/income	(448,000,000)	528,000,000
Other comprehensive income taxes	0
Actuarial loss related to pension, tax effect	$ 22,000,000	$ 16,000,000
Tax rate in Norway (in hundredths)	28.00%